CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Cash Flows
Net cash used in operating activities	¥ (545,092)	$ (76,777)	¥ (1,117,836)	¥ (2,803,961)
Net cash generated from investing activities	628,975	88,589	150,756	4,542,718
Net cash generated from (used in) financing activities	(353,486)	(49,787)	(1,948,367)	(575,760)
Net decrease in cash and cash equivalents	(231,758)	(32,643)	(2,837,725)	1,107,027
Cash and cash equivalents at beginning of the year	533,481		3,571,745
Cash and cash equivalents at end of the year	425,976	59,997	533,481	3,571,745
Parent | Reportable legal entities
Condensed Statements of Cash Flows
Net cash used in operating activities	(95,847)	(13,500)	(119,115)	(111,208)
Net cash generated from investing activities	618,412	87,102	1,492,777	82,099
Net cash generated from (used in) financing activities	(527,126)	(74,244)	(1,373,764)	2,604
Net decrease in cash and cash equivalents	(4,561)	(642)	(102)	(26,505)
Cash and cash equivalents at beginning of the year	6,703	944	6,805	33,310
Cash and cash equivalents at end of the year	¥ 2,142	$ 302	¥ 6,703	¥ 6,805